S000001601 [Member] Expense Example - Short Duration Bond Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	849
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	854
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,994
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	327
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,371
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	622
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	$ 682